Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Short term liabilities to banks and others	$ 120,444	$ 125,297
Bank credit [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	2.25-3.1
Currency	NIS
Short term liabilities to banks and others		580
Bank credit 1 [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	US Prime -0.2
Currency	USD
Short term liabilities to banks and others		688
Short-term bank loans [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	Israeli Prime + 0.8
Currency	NIS
Short term liabilities to banks and others		868
Short-term bank loans 1 [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	2.5
Currency	NIS
Short term liabilities to banks and others	$ 1,259
Short-term bank loans 2 [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	1.6
Currency	NIS
Short term liabilities to banks and others	$ 11,357	28,937
Commercial securities not listed [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	0.75
Currency	NIS
Short term liabilities to banks and others	$ 31,104	28,935
Current maturities of long-term loans from banks and other financial institutions [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	1.8-3.45
Currency	NIS
Short term liabilities to banks and others	$ 75,856	64,060
Current maturities of long-term loans from banks [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	Libor + 2.2
Currency	NIS Linked to USD
Short term liabilities to banks and others	$ 800	804
Short-term interest on long-term loans from other financial institutions [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of short term liabilities to banks and others [Line Items]
Interest rate %	2.6-5.5
Currency	NIS
Short term liabilities to banks and others	$ 68	$ 425